UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05655

Deutsche Municipal Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of August 31, 2017 (Unaudited)

Deutsche Municipal Income Trust

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 129.7%
Alabama 0.4%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	1,625,000	1,883,180
Alaska 0.4%
Alaska, State Housing Finance Corp., Home Mortgage, Series A, AMT, 0.9% **, 9/1/2017, SPA: JP Morgan Chase Bank NA	2,265,000	2,265,000
Arizona 1.3%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037	1,050,000	1,282,239
5.5%, 12/1/2029	1,400,000	1,743,476
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2040	3,000,000	3,293,670
		6,319,385
California 16.7%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, Prerefunded, 6.0%, 7/1/2039	3,500,000	3,828,510
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	3,180,000	4,601,746
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.25%, 9/1/2029	5,345,000	5,906,011
California, State General Obligation:
5.0%, 11/1/2043	5,000,000	5,850,200
5.25%, 4/1/2035	4,295,000	5,047,441
5.5%, 3/1/2040	1,370,000	1,516,220
6.0%, 4/1/2038	10,000,000	10,783,000
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, Prerefunded, 6.375%, 11/1/2034	2,000,000	2,239,460
California, Statewide Communities Development Authority Revenue, American Baptist Homes of the West, 6.25%, 10/1/2039, GTY: American Baptist Homes of the Midwest	1,250,000	1,356,250
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,065,000	1,244,016
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, 5.0%, 5/15/2035	8,500,000	9,324,500
Series B, AMT, 5.0%, 5/15/2046	6,430,000	7,397,972
Port Oakland, CA, Series A, AMT, 5.0%, 11/1/2027, INS: NATL	5,850,000	5,891,828
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	7,000,000	7,751,730
San Diego, CA, Unified School District, Election 2012, Series C, 5.0%, 7/1/2035	5,000,000	5,863,950
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series B, AMT, 5.0%, 5/1/2046	5,000,000	5,708,800
		84,311,634
Colorado 3.8%
Colorado, Regional Transportation District, Sales Tax Revenue, Series B, 4.0%, 11/1/2035	965,000	1,062,320
Colorado, State Board of Governors, Colorado State University System Revenue, Series E-1, 5.0%, 3/1/2040	8,000,000	9,159,920
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	5,450,000	6,346,471
Denver, CO, City & County Airport Revenue, Series A, AMT, 5.25%, 11/15/2043	2,400,000	2,674,800
		19,243,511
District of Columbia 1.7%
District of Columbia, General Obligation:
Series A, 5.0%, 6/1/2032	600,000	734,292
Series A, 5.0%, 6/1/2033	700,000	852,593
Series A, 5.0%, 6/1/2034	1,000,000	1,212,200
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	800,000	895,896
Series A, AMT, 5.0%, 10/1/2043	3,400,000	3,785,458
Metropolitan Washington, DC, Airports Authority Systems Revenue, AMT, 5.0%, 10/1/2047	1,000,000	1,157,800
		8,638,239
Florida 13.6%
Florida, State Higher Educational Facilities, Financial Authority Revenue, Nova Southeastern University Project, 5.0%, 4/1/2034	1,350,000	1,530,009
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042 (a)	1,490,000	1,730,322
Series A, AMT, 5.0%, 10/1/2047 (a)	965,000	1,115,260
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2035	5,000,000	5,691,900
Series B, AMT, 5.0%, 10/1/2040	2,360,000	2,745,695
Series A, 5.5%, 10/1/2041	10,000,000	10,858,800
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, Prerefunded, 5.25%, 10/1/2033 , INS: AGC	8,500,000	8,900,010
Series A-1, 5.375%, 10/1/2035	2,000,000	2,222,720
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,298,050
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	3,335,000	3,817,174
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.5%, 10/1/2028	1,520,000	1,584,022
Prerefunded, 5.5%, 10/1/2028	3,770,000	3,962,383
5.75%, 10/1/2038	1,440,000	1,498,349
Prerefunded, 5.75%, 10/1/2038	3,560,000	3,751,279
Orange County, FL, Health Facilities Authority Revenue, Orlando Health, Inc.:
Series A, 5.0%, 10/1/2035	720,000	828,173
Series A, 5.0%, 10/1/2036	865,000	992,743
Orlando & Orange County, FL, Expressway Authority Revenue:
Series A, 5.0%, 7/1/2040	7,250,000	7,932,153
Series A, Prerefunded, 5.0%, 7/1/2040	4,645,000	5,164,079
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	745,000	805,017
		68,428,138
Georgia 7.6%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	1,030,000	1,111,349
Series C, AMT, 5.0%, 1/1/2037	1,690,000	1,848,606
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	875,000	990,903
Fulton County, GA, Development Authority Hospital Revenue, Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	1,055,000	1,198,512
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Healthcare:
Series A, 5.5%, 2/15/2045	505,000	546,259
Series A, Prerefunded, 5.5%, 2/15/2045	1,630,000	1,809,365
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2020, GTY: JPMorgan Chase & Co.	7,250,000	7,894,960
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,948,400
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co., Inc.	10,000,000	12,250,000
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, Prerefunded, 6.5%, 8/1/2038, INS: AGC	3,300,000	3,470,412
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	1,010,000	1,142,754
		38,211,520
Guam 0.1%
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	535,000	610,735
Hawaii 1.5%
Hawaii, State Airports Systems Revenue:
Series A, 5.0%, 7/1/2039	4,200,000	4,570,776
Series A, AMT, 5.0%, 7/1/2041	1,490,000	1,701,073
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039	1,000,000	1,081,570
		7,353,419
Idaho 1.0%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center:
5.0%, 7/1/2035, INS: AGMC	2,500,000	2,689,050
6.75%, 11/1/2037	2,135,000	2,259,214
		4,948,264
Illinois 8.0%
Chicago, IL, Airport Revenue, O'Hare International Airport:
Series A, 5.75%, 1/1/2039	800,000	908,448
Series A, Prerefunded, 5.75%, 1/1/2039	4,200,000	4,844,868
Series B, Prerefunded, 6.0%, 1/1/2041	9,000,000	10,455,390
Chicago, IL, Airport Revenue, O'Hare International Airport, Senior Lien, Series D, AMT, 5.0%, 1/1/2047	2,085,000	2,365,849
Illinois, Finance Authority Revenue, Advocate Health Care Network, Series D, Prerefunded, 6.5%, 11/1/2038	1,000,000	1,066,120
Illinois, Finance Authority Revenue, Memorial Health Systems, 5.5%, 4/1/2039	4,200,000	4,462,500
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,500,000	1,605,835
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	915,000	1,043,750
Illinois, State Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	1,320,000	1,395,873
Series B, Prerefunded, 5.375%, 4/1/2044	1,180,000	1,261,857
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	730,000	817,264
Illinois, State Finance Authority Revenue, OSF Healthcare Systems:
Series A, 5.0%, 5/15/2041	1,580,000	1,703,256
Series A, 5.0%, 11/15/2045	1,745,000	1,923,653
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	4,445,000	5,206,251
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	970,000	1,091,114
		40,152,028
Indiana 2.2%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, Prerefunded, 6.75%, 3/1/2039	1,745,000	1,898,961
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	5,000,000	5,462,050
Indiana, State Municipal Power Agency Revenue, Series A, 5.0%, 1/1/2042	3,230,000	3,714,371
		11,075,382
Kentucky 1.0%
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2042, INS: AGC	4,000,000	4,075,240
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc. Obligated Group:
Series A, 5.0%, 6/1/2045	320,000	347,763
Series A, 5.25%, 6/1/2041	480,000	538,315
		4,961,318
Louisiana 2.4%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	807,469
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	3,000,000	3,184,350
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	1,440,000	1,439,885
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Woman's Hospital Foundation Project, Series A, 5.0%, 10/1/2044	6,000,000	6,775,260
		12,206,964
Maryland 3.0%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare Obligated Group, Series A, 5.5%, 1/1/2046	745,000	855,692
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	1,100,000	1,218,228
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group, Series A, 5.0%, 5/15/2045	10,000,000	11,392,600
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, Prerefunded, 5.75%, 1/1/2033	1,500,000	1,524,900
		14,991,420
Massachusetts 1.4%
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,942,900
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
Series A, 5.75%, 7/1/2039	1,200,000	1,286,316
Series A, Prerefunded, 5.75%, 7/1/2039	2,370,000	2,579,413
		6,808,629
Michigan 4.1%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	1,120,000	1,246,941
Michigan, State Building Authority Revenue, Series I-A, 5.375%, 10/15/2041	7,500,000	8,531,400
Michigan, State Building Authority Revenue, Facilities Program:
Series I, 5.0%, 4/15/2038	1,930,000	2,222,877
Series H, 5.125%, 10/15/2033	2,495,000	2,677,060
Series I, 6.0%, 10/15/2038	35,000	36,913
Series I, Prerefunded, 6.0%, 10/15/2038	965,000	1,020,517
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2035	665,000	744,062
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	1,800,000	1,934,118
Wayne County, MI, Airport Authority Revenue, Series F, AMT, 5.0%, 12/1/2034	2,000,000	2,274,660
		20,688,548
Minnesota 1.3%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, Prerefunded, 6.75%, 11/15/2032	1,140,000	1,220,735
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series B, 5.0%, 11/15/2036	4,200,000	5,506,284
		6,727,019
Mississippi 0.5%
Jackson County, MS, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.84% **, 9/1/2017	1,000,000	1,000,000
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	1,525,000	1,600,472
		2,600,472
Missouri 0.4%
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	335,000	366,239
St. Louis, MO, Airport Revenue, Series C, 5.0%, 7/1/2047, INS: AGMC	1,500,000	1,744,065
		2,110,304
Nebraska 0.3%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	1,330,000	1,518,780
Nevada 2.0%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	4,305,000	4,654,179
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	4,830,000	5,535,228
		10,189,407
New Jersey 2.4%
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019, INS: AGMC	2,195,000	2,352,842
New Jersey, State Economic Development Authority Revenue, Series BBB, 5.5%, 6/15/2030	2,690,000	3,133,608
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,378,238
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series A, 6.0%, 12/15/2038	1,955,000	2,053,434
New Jersey, State Turnpike Authority Revenue:
Series B, 5.0%, 1/1/2040	1,065,000	1,256,125
Series E, Prerefunded, 5.25%, 1/1/2040	1,750,000	1,853,303
		12,027,550
New York 12.1%
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Climate Board Certified Green Bond:
Series B-2, 5.0%, 11/15/2033	3,735,000	4,578,923
Series B-2, 5.0%, 11/15/2034	3,250,000	3,961,393
New York, Metropolitan Transportation Authority Revenue:
Series C, 5.0%, 11/15/2038	6,000,000	6,909,900
Series D, 5.0%, 11/15/2038	1,090,000	1,268,847
Series C, 5.0%, 11/15/2042	5,000,000	5,738,000
Series A-1, 5.25%, 11/15/2039	4,000,000	4,726,840
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2037	1,400,000	1,663,256
Series A, 5.0%, 2/15/2038	1,475,000	1,748,303
Series A, 5.0%, 2/15/2039	1,050,000	1,241,678
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	2,000,000	2,275,800
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	8,000,000	9,116,320
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	150,000	167,066
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	800,000	941,144
Series TE, 5.0%, 12/15/2035	1,000,000	1,173,200
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	3,750,000	4,239,637
New York City, NY, Transitional Finance Authority Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2032	1,700,000	2,058,122
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2035	700,000	838,012
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	205,000	240,166
5.0%, 9/1/2039	510,000	594,619
Port Authority of New York & New Jersey, One Hundred Ninety-Third:
AMT, 5.0%, 10/15/2034	1,620,000	1,887,494
AMT, 5.0%, 10/15/2035	800,000	928,936
Port Authority of New York & New Jersey, Two Hundred, 5.0%, 10/15/2042	4,000,000	4,722,880
		61,020,536
North Carolina 1.1%
New Hanover County, NC, Hospital Revenue, New Hanover Regional Medical Centre, 5.0%, 10/1/2042	1,040,000	1,201,189
New Hanover County, NC, Hospital Revenue, New Hanover Regional Medical Centre, 5.0%, 10/1/2047	960,000	1,103,434
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, Prerefunded, 6.25%, 12/1/2033	3,000,000	3,199,980
		5,504,603

North Dakota 0.8%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	3,240,000	3,819,020
Ohio 4.5%
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	1,785,000	2,021,620
Franklin County, OH, Trinity Health Corp. Revenue, Series 2017, 5.0%, 12/1/2046	2,950,000	3,388,931
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	1,500,000	1,774,230
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	2,320,000	2,617,563
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health:
Series A, Prerefunded, 5.5%, 1/1/2039	5,000,000	5,308,900
Series B, 5.5%, 1/1/2039	3,500,000	3,697,470
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/2039	3,520,000	4,114,387
		22,923,101
Pennsylvania 7.7%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	1,700,000	1,828,469
Franklin County, PA, Industrial Development Authority Revenue, Chambersburg Hospital Project, 5.375%, 7/1/2042	7,000,000	7,605,010
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	1,560,000	1,782,362
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	6,355,000	7,326,680
Pennsylvania, State Turnpike Commission Revenue:
Series A, 5.0%, 12/1/2038	2,030,000	2,326,847
Series A-1, 5.0%, 12/1/2040	5,000,000	5,690,400
Series B-1, 5.0%, 6/1/2042	2,000,000	2,270,680
Series C, 5.0%, 12/1/2043	4,000,000	4,491,440
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	2,835,000	3,081,787
Philadelphia, PA, Authority for Industrial Development Lease Revenue, Series B-2, 0.8% **, 9/7/2017, LOC: TD Bank NA	2,250,000	2,250,000
		38,653,675
Puerto Rico 0.1%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, 5.5%, 8/1/2042*	2,255,000	572,206
Rhode Island 0.4%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, Prerefunded, 6.25%, 9/15/2034	2,000,000	2,113,440
South Carolina 4.6%
Charleston County, SC, Airport District, Airport System Revenue, Series A, AMT, 5.875%, 7/1/2032	6,560,000	7,766,318
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,112,650
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	2,550,000	2,786,717
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	4,000,000	4,576,360
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	6,220,000	7,176,387
		23,418,432
Tennessee 0.2%
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	1,080,000	1,105,380
Texas 16.7%
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, 5.0%, 1/1/2040	1,155,000	1,309,978
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, Prerefunded, 7.25%, 12/1/2035	1,000,000	1,080,240
Harris County, TX, Houston Port Authority, Series A, AMT, 6.25%, 10/1/2029	3,000,000	3,167,580
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2040	2,060,000	2,306,850
First Tier, Series A, 5.625%, 1/1/2033	430,000	436,639
First Tier, Series A, Prerefunded, 5.625%, 1/1/2033	3,070,000	3,119,795
Second Tier, Series F, Prerefunded, 5.75%, 1/1/2038	6,500,000	6,608,160
First Tier, 6.0%, 1/1/2043	5,000,000	5,707,700
North Texas, Tollway Authority Revenue, Special Project Systems, Series D, 5.0%, 9/1/2032	2,000,000	2,277,460
Texas, Dallas/Fort Worth International Airport Revenue:
Series H, AMT, 5.0%, 11/1/2042	5,425,000	6,004,770
Series F, 5.25%, 11/1/2033	3,500,000	4,152,295
Series A, 5.25%, 11/1/2038	4,000,000	4,457,720
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
Series B, 5.0%, 4/1/2053	3,500,000	4,014,290
Series B, 5.25%, 10/1/2051	5,000,000	5,835,900
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 1.535% ***, 12/15/2026, 0.67% of 3-month USD-LIBOR + 0.70% , GTY: Merrill Lynch & Co., Inc.	1,500,000	1,431,405
Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	5,000,000	6,122,100
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021, GTY: The Goldman Sachs Group, Inc.	1,155,000	1,307,010
5.5%, 8/1/2025, GTY: The Goldman Sachs Group, Inc.	7,250,000	8,762,712
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	1,600,000	1,764,784
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	250,000	278,283
5.0%, 12/15/2031, GTY: Macquarie Group Ltd.	3,165,000	3,506,598
5.0%, 12/15/2032, GTY: Macquarie Group Ltd.	2,000,000	2,206,540
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	1,235,000	1,394,797
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2035	6,500,000	7,000,045
		84,253,651
Virginia 0.4%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare, 5.0%, 6/15/2036	400,000	451,168
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,466,297
		1,917,465
Washington 2.8%
Port of Seattle, WA, Revenue Bonds, Series C, AMT, 5.0%, 5/1/2042	1,935,000	2,237,654
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	2,985,000	3,121,056
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	1,825,000	2,204,691
Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:
5.0%, 8/15/2034	275,000	314,894
5.0%, 8/15/2035	235,000	268,020
5.0%, 8/15/2036	155,000	176,356
Washington, State Motor Vehicle Tax-Senior 520 Corridor Program, Series C, 5.0%, 6/1/2031	5,000,000	5,669,500
		13,992,171
West Virginia 0.9%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	4,025,000	4,522,973
Wisconsin 0.3%
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, Prerefunded, 6.625%, 2/15/2039	1,555,000	1,684,500
Total Municipal Bonds and Notes (Cost $590,952,949)		653,771,999
Underlying Municipal Bonds of Inverse Floaters (b) 24.2%
California 2.2%
University of California, State Revenues, Series K, 4.0%, 5/15/2036 (c)	10,000,000	10,776,700
Trust: California, State Revenues, Series 2016-XM0346, 144A, 11.65%, 5/15/2024, Leverage Factor at purchase date: 4 to 1
District of Columbia 2.3%
District of Columbia, General Obligation, Series A, 5.0%, 6/1/2041 (c)	10,000,000	11,755,800
Trust: District of Columbia, General Obligation, Series 2016-XM0325, 144A, 15.68%, 6/1/2024, Leverage Factor at purchase date: 4 to 1
Florida 2.3%
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2034 (c)	10,000,000	11,776,900
Trust: Florida, School Board, Series 2016-XM0182, 144A, 15.44%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts 6.7%
Massachusetts, State General Obligation, Series E, 4.0%, 4/1/2038 (c)	10,000,000	10,652,600
Trust: Massachusetts, State General Obligation, Series 2016-XM0335, 144A, 11.68%, 4/1/2023, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036 (c)	10,000,000	11,060,900
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0400, 144A, 9.895%, 7/15/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (c)	10,425,000	12,137,499
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0137, 144A, 15.66%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
		33,850,999
Nevada 5.9%
Clark County, NV, General Obligation, Limited Tax-Bond Bank, Prerefunded, 5.0%, 6/1/2028 (c)	9,447,355	9,752,474
Clark County, NV, General Obligation, Limited Tax-Bond Bank, Prerefunded, 5.0%, 6/1/2029 (c)	9,919,723	10,240,098
Clark County, NV, General Obligation, Limited Tax-Bond Bank, Prerefunded, 5.0%, 6/3/2030 (c)	9,627,878	9,938,827
Trust: Nevada, General Obligation, Series 2016-XM0280, 144A, 12.109%, 12/1/2017, Leverage Factor at purchase date: 3 to 1
		29,931,399
Texas 2.4%
Texas, State Transportation Commission- Highway Improvement, Series A, 5.0%, 4/1/2038 (c)	10,000,000	11,835,500
Trust: Texas, State Transportation Commission, Series 2016-XM0404, 144A, 11.465%, 4/1/2024, Leverage Factor at purchase date: 4 to 1
Washington 2.4%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (c)	10,000,000	11,974,500
Trust: Washington, State General Obligation, Series 2017-XM0477, 144A, 11.465%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $121,601,309)		121,901,798
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $712,554,258)	153.9	775,673,797
Floating Rate Notes (b)	(15.8)	(79,639,956)
Series 2018 MTPS, at Liquidation Value	(39.4)	(198,750,000)
Other Assets and Liabilities, Net	1.3	6,842,129
Net Assets Applicable to Common Shareholders	100.0	504,125,970

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A *	5.5%	8/1/2042	2,255,000	1,735,416	572,206

* Non-income producing security.
** Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current marketlevels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of August 31, 2017. Date shown reflects the earlier of demand date or stated maturity date.
*** Floating rate security. These securities are shown at their current rate as of August 31, 2017.
(a) When-issued security.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate.
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$775,673,797	$—	$775,673,797
Total	$—	$775,673,797	$—	$775,673,797

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Municipal Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2017